Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable and accruals	$ 1,184.4	$ 925.1
Advances from customers	1,675.8	1,320.1
Other accruals	1,023.2	800.5
Total accounts payable and accrued liabilities	3,883.4	3,045.7
Product Warranty Accrual [Roll Forward]
Balance, beginning	67.6
Warranty Provisions	42.7
Acquisitions	1.3
Charges Against Accrual	(66.1)
Translation and Other	0.1
Balance, ending	$ 45.6